Basic and diluted net earnings per share - Schedule of Earnings per Share (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Class of Stock [Line Items]
Net earnings attributable to shareholders of APUC	$ 286,219	$ 156,625	$ 222,422	$ 243,031
Series A and D Preferred shares dividend	2,017	2,109	4,157	4,215
Net earnings attributable to common shareholders of APUC – basic and diluted	$ 284,202	$ 154,516	$ 218,265	$ 238,816
Weighted average number of shares
Basic (in shares)	529,440,246	493,071,189	527,634,250	491,811,210
Effect of dilutive securities (in shares)	4,812,876	4,656,910	4,920,714	3,291,211
Diluted (in shares)	534,253,122	497,728,099	532,554,964	495,102,421
Series A Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 1,107	$ 1,158	$ 2,282	$ 2,323
Series D Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 910	$ 951	$ 1,875	$ 1,892